SHARE CAPITAL AND OTHER EQUITY INSTRUMENTS (Details Narrative)														1 Months Ended		3 Months Ended						9 Months Ended		12 Months Ended
	Oct. 09, 2024 shares	May 03, 2024 USD ($) shares	Mar. 08, 2024 USD ($) $ / shares shares	Feb. 29, 2024 USD ($) shares	Dec. 28, 2023 USD ($) $ / shares shares	Nov. 03, 2023 USD ($) $ / shares shares	Sep. 01, 2023 USD ($) $ / shares	Jul. 26, 2022 USD ($) $ / shares shares	Jul. 22, 2022 USD ($) $ / shares shares	Jul. 14, 2022 $ / shares shares	May 03, 2022	Feb. 15, 2022 USD ($) shares	Feb. 11, 2022 $ / shares shares	Feb. 29, 2024 USD ($) shares	Jan. 31, 2024 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Mar. 31, 2024 USD ($) shares	Mar. 21, 2024 USD ($) shares	Sep. 30, 2023 USD ($) shares	Jun. 30, 2023 shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Nov. 02, 2023 shares	Mar. 31, 2023 shares	Feb. 14, 2022 shares	Dec. 31, 2021 USD ($) shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock voting rights																								The holders of the Company’s common stock are entitled to one vote per share
Common stock, shares authorized | shares																100,000,000						100,000,000		100,000,000	100,000,000
Preferred stock, shares authorized | shares																20,000,000						20,000,000		20,000,000	20,000,000
Common stock, par value | $ / shares																$ 0.01						$ 0.01		$ 0.01	$ 0.01
Offering costs | $																$ 508,599						$ 508,599		$ 567,603
Issued stock value | $																								255,107
Proceeds from common stock | $																						2,290,186			17,222,099
Proceeds from inducement warrant | $					$ 280,500
Incentive plan description											(i) increase the aggregate number of shares available for the grant of awards by 146,083 shares to a total of 200,000 shares, and (ii) add an “evergreen” provision whereby the number of shares authorized for issuance pursuant to awards under the Incentive Plan will be automatically increased on the first trading date immediately following the date the Company issues any share of common stock (defined below) to any person or entity, to the extent necessary so that the number of shares of the Company’s common stock authorized for issuance under the Incentive Plan will equal the greater of (x) 200,000 shares, and (y) 15% of the total number of shares of the Company’s common stock outstanding as of such issuance date (the “Evergreen Provision”). The Plan Amendment was approved by the Company’s shareholders at a special meeting of the Company’s shareholders held on July 14, 2022.
Stock based compensation expenses | $																369,200				$ 328,253		1,096,570	1,638,365	1,994,085	2,416,266
Offering costs | $																						161,461	105,000	$ 291,084
Gross proceeds | $															$ 1,817,640							2,676,980
Warrant issued description																								The Company engaged Roth Capital Partners, LLC (“Roth”) to act as its financial advisor in connection with the transactions summarized above and will pay Roth approximately $144,000 for its services, in addition to reimbursement for certain expenses. Roth was also issued warrants to purchase up to 67,320 shares of common stock. The Roth Warrants have the same terms as the Inducement Warrants. The grant date fair value of these Roth Warrants was estimated to be $77,991 on December 28, 2023 and were charged to additional paid in capital as issuance costs. The Company also incurred legal fees of $17,254 related to the transactions above that were charged to additional paid in capital as issuance costs.
Intrinsic value | $																													$ 34,333
Fair Value Adjustment of Warrants | $					$ 2,599,552											122				(67,822)		$ (20,722)	115,342	$ (94,396)	(4,315,236)
Deferred offering costs | $																$ 290,029	$ 82,850	$ 583,713
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares	386,633
Proceeds from inducement warrant | $															1,800,000
Gross proceeds | $															$ 1,817,640
February Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued shares | shares					1,122,000
Proceeds from inducement warrant | $					$ 280,500
Cash payment | $ / shares					$ 0.125
Issued shares | shares					2,244,000											704,000						704,000		704,000
Pre Modification Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cash payment | $ / shares																								$ 1.56
Warrants outstanding, measurement input																								7.78
Term (years)																								3 years 7 months 6 days
Warrants outstanding, per share | $ / shares																								$ 0.54
Share price | shares																								1.56
Exercise price | $ / shares																								$ 7.78
Term (years)																								4 years 1 month 6 days
Investment outstanding, per share | $ / shares																								$ 0.62
Pre Modification Warrants [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding, measurement input																								94
Investment outstanding, measurement input																								95
Pre Modification Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding, measurement input																								3.96
Investment outstanding, measurement input																								3.90
Pre Modification Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding, measurement input																								0
Investment outstanding, measurement input																								0
Post Modification Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Intrinsic value | $ / shares																								$ 0.19
Inducement gain | $ / shares																								470,817
Maximum [Member] | February Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares																								$ 7.78
Minimum [Member] | February Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares					$ 1.37
Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock based compensation expenses | $																$ 414				44,606		$ 5,854	147,067	$ 156,075	180,042
Unamortized stock-based compensation costs | $																2,346						$ 2,346		$ 84,774
Weighted average period																						1 year 4 months 24 days
Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average period																								1 year
Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock based compensation expenses | $																								$ 0	24,363
Common stock vested restricted stock units | shares																								708
Unissued shares for cash | $																									14,250
Number of vested and unissued shares | shares																								0
Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock based compensation expenses | $																369,200				$ 328,253		$ 1,096,570	$ 1,638,365	$ 1,994,085	$ 2,416,266
Unamortized stock-based compensation costs | $																$ 1,109,526						$ 1,109,526		$ 2,021,021
Weighted average period																						1 year 6 months 25 days		1 year 10 months 24 days
Common stock vested restricted stock units | shares																						30,625		62,636	8,633
Existing Warrants [Member] | Pre Modification Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares outstanding | shares																								122,000
Intrinsic value | $																								$ 65,349
Existing Warrants [Member] | Post Modification Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Intrinsic value | $																								$ 23,180
Investment Options [Member] | Pre Modification Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares outstanding | shares																								1,000,000
Intrinsic value | $																								$ 618,648
Investment Options [Member] | Post Modification Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Intrinsic value | $																								$ 190,000
2020 Long Term Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Authorized shares reserved | shares																										350,000
Shares available for grant | shares																								107,453
RD Offering and Pipe Investment Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from RD offerings | $								$ 8,000,000
Offerings costs | $								7,100,000
Payments of allocated equity | $								3,200,000
Payments of investment option liability | $								4,300,000
Payments of stock issuance costs recorded expense | $								$ 400,000
Offering costs | $																									$ 251,357
Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock voting rights										Each share of Series C Preferred Stock was entitled to receive $0.10 in cash for each 10 whole shares of Series C Preferred Stock immediately prior to the Redemption. As of June 30, 2022, there were
Redeemable preferred stock, shares outstanding | shares										52,684.548
Preferred Stock authorized for future issuances | shares																								100,000
Underwriters [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Offering costs | $												$ 5,800,000
Issued shares | shares												60,000
Purchase of common stock | shares												60,000
Exercised of warrants | shares												60,000
Net proceeds from offering | $												$ 9,100,000
Warrant liability | $												3,600,000
Proceeds from inducement warrant | $												$ 300,000
Board [Member] | 2020 Long Term Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares available for grant | shares																6,257		134,779				6,257
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued shares | shares												400,000
Purchase of common stock | shares												400,000
Proceeds from common stock | $												$ 10,000,000.0
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued stock value | $																								$ 1,394
Issued shares | shares													60,000											139,403
Issuance of common shares in exchange for RSU conversions, shares | shares																					63,511			103,641
Stock issued during period conversion of restricted stock award | shares																									1,223
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares																									899
Shares resale | shares													400,000
Cash payment | $ / shares													$ 27.50
Shares other | shares																		704,000						418,000
Shares outstanding | shares																8,994,920	7,878,568	7,294,005		2,181,912	2,141,782	8,994,920	2,181,912	2,739,315	2,078,271		2,078,271		651,921
Common Stock [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued shares | shares				704,000
Purchase of common stock | shares				1,954,000										1,954,000
Proceeds from common stock | $				$ 2,700,000
Gross proceeds | $														$ 2,700,000
Common Stock [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued shares | shares													60,000
Common Stock [Member] | Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock vested restricted stock units | shares																						20,526		20,848
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued shares | shares													400,000
Sale of stock, price per share | $ / shares													$ 25.00
Purchase of additional warrants | shares																												60,000
Placement Agent Preferred Investment Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued shares | shares								70,000
Cash payment | $ / shares								$ 10.00
Distribution Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Offering costs | $																$ 0						$ 0
Distribution Agreement [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, offering price | $																			$ 2,392,502
Proceeds from common stock | $																			$ 2,320,707
Shares resale | shares																			1,668,000
Distribution Agreement [Member] | Canaccord Genuity LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value | $ / shares							$ 0.01
Common stock, offering price | $							$ 10,000,000.0
Aggregate gross sales price | $							$ 2,392,514
Commission percentage							3.00%
Offering costs | $																0						$ 0		$ 171,944
Issued shares | shares																						1,668,000
Proceeds from common stock | $																						$ 2,392,502
Offering costs | $																						583,713
Registration Rights Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value | $ / shares						$ 0.01
Purchase committment | $						$ 10,000,000.0
Issued shares | shares						4,900,000
Shares resale | shares						1,140,477
Shares commitment | shares						139,403
Registered Direct Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued shares | shares									375,000															375,000
Purchase of common stock | shares									258,500
Proceeds from inducement warrant | $									$ 3,000,000
Shares resale | shares									116,500
Cash payment | $ / shares									$ 0.0001															$ 7.78
PIPE Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued shares | shares									625,000															625,000
Purchase of common stock | shares									509,000
Proceeds from inducement warrant | $									$ 5,000,000
Shares resale | shares									116,000
Cash payment | $ / shares									$ 0.0001															$ 7.78
Wainwright Amendment Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of common stock | shares									122,000
Cash payment | $ / shares									$ 7.78	$ 27.50
Warrant expiration										Feb. 15, 2027
Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued stock value | $		$ 448,840	$ 322,453
Issued shares | shares		458,000	228,690
Purchase Agreement [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value | $ / shares			$ 0.01
Issued shares | shares			228,690
Purchase Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Offering costs | $																$ 508,599						$ 508,599		$ 395,660
Issued shares | shares																1,090,477						1,215,477
Proceeds from common stock | $																$ 517,836						$ 600,686
Number of shares traded in market | shares		15,000,000
Deferred offering costs | $																$ 290,029						$ 372,879
Issued shares | shares																4,825,000						4,825,000